Shareholders' Equity (Details) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 10, 2020 shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€)
Shareholders' Equity (Details) [Line Items]
Share premium (in Euro) | €		€ 194,053		€ 3
Transaction costs (in Euro) | €		€ 5,000
Deferred shares		25,000
Nominal value of deferred shares (in Euro per share) | € / shares		€ 1
Deferred shares cancelled	25,000
Class A ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares outstanding		7,033,356
Par value (in Dollars per share) | $ / shares			$ 0.0001
Class A ordinary shares [Member] | HL Acquisitions Corp [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares outstanding		9,929,217
Par value (in Dollars per share) | $ / shares			0.0001
Class B ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares outstanding		2,125,000
Par value (in Dollars per share) | $ / shares			0.0001
Shares issued		2,125,000
Class B ordinary shares [Member] | HL Acquisitions Corp [Member]
Shareholders' Equity (Details) [Line Items]
Number of ordinary shares outstanding		2,125,000
Par value (in Dollars per share) | $ / shares			$ 0.0001
PIPE | Class A ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued		2,450,000
PIPE Financing [Member] | HL Acquisitions Corp [Member]
Shareholders' Equity (Details) [Line Items]
Share premium (in Euro) | €		€ 188,000